Putnam
Capital
Appreciation
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Fund Manager Gerald Zukowski, who has compiled an enviable performance record for your fund since its inception in 1993, has announced his intention to retire during the first quarter of 2000. In preparation for Jerry's departure, Michael Arends has been named the fund's lead manager. We appreciate Jerry's decade of standout performance and wish him well in retirement.

In a similar vein, this is the last letter to you and the other shareholders of Putnam Capital Appreciation Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside.

In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,


/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 19, 2000


Report from the Fund Managers

Gerald S. Zukowski
Michael K. Arends
Joseph P. Joseph
Thomas Haslett

Soaring technology stocks, an expanded management team, and a repositioning of Putnam Capital Appreciation Fund's portfolio have all contributed to solid returns for the first half of fiscal 2000. During the six months ended November 30, 1999, we began to see the benefits of strategic changes we made to the fund in the latter half of fiscal 1999. We added new members to our management team, which allows us to achieve broader, more in-depth coverage of small-, midsize-, and large-company stocks. We have reduced the number of fund holdings considerably, resulting in a more concentrated portfolio with greater long-term growth potential. And finally, strong stock selection in some of the best-performing areas of the stock market has resulted in improved returns.

Total return for 6 months ended 11/30/99

            Class A             Class B              Class M
         NAV       POP       NAV       CDSC       NAV       POP
--------------------------------------------------------------------
        9.76%     3.44%     9.42%     4.42%      9.45%     5.60%
--------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

During the semiannual period, the U.S. stock market experienced increased levels of volatility as the Dow Jones Industrial Average reached a record high of 11,000, retreated 11.5%, and then headed back into record territory. Federal Reserve Board interest-rate increases in June, August, and November also brought investor jitters and market turbulence. But perhaps the most remarkable aspect of the period was the skyrocketing performance of technology stocks. Shortly after the close of the period, the Nasdaq composite index, a common measure of technology stock performance, closed at a record high for the 52nd time in 1999. Technology stocks continued to outperform every other sector of the market and as of the end of the period the Nasdaq index had gained 52.15% for the year.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics and
electrical equipment         17.7%

Insurance and
finance                      13.7%

Computer services
and software                 11.7%

Telecommunications           11.7%

Broadcasting                  8.0%

Footnote reads:
*Based on net assets as of 11/30/99. Holdings will vary over time.

We're pleased to report that your fund benefited substantially from this technology surge and also took advantage of opportunities in telecommunications, finance, and electronics. Since our last report six months ago, technology stocks have come to represent a much larger portion of the fund's portfolio.

* SOFTWARE, OPTICAL FIBER AMONG TECH HIGHLIGHTS

Within the technology sector, we have selected stocks from a range of industries, such as software, where new holdings Oracle Corporation and Adobe Systems were standouts during the period. Oracle, one of the best-known names in database software, has repositioned itself to take advantage of Internet and e-commerce opportunities and has also successfully reduced operating expenses. Adobe specializes in desktop-publishing software, which allows users to create and publish visually appealing print and electronic presentations. Web and graphic designers, professional publishers, and a variety of other businesses make use of Adobe products. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

Also capitalizing on Internet growth are makers of fiber optic equipment, such as fund holding Corning Inc., originator of fiber optic cable more than 20 years ago. Corning is benefiting from increased demand for faster, higher-capacity Internet connections, cable modems, and high-speed phone lines, which are made possible by fiber optics. JDS Uniphase, another fund holding, produces chips that are used to increase the capacity of optical fibers.

The fund's portfolio also includes the most obvious beneficiaries of Internet growth -- the Internet companies themselves. Among the stocks added to the portfolio during the period were Internet services companies America Online, Yahoo! and CMG Information Services.

* SMALL-COMPANY STOCKS CONTRIBUTE
  TO PERFORMANCE

Throughout most of the semiannual period, stocks of smaller companies delivered rather lackluster performance, especially relative to those of midsize and large companies. We're pleased to report, however, that we were able to identify some strong performers within the small-company universe. One notable example is FactSet Research Systems, which provides online database services to financial professionals. Founded in 1978, FactSet integrates financial data from more than 100 databases to form a data library that allows users to search, download, and manipulate data as if from one database. Users include investment managers, bankers, and other financial services professionals.

With its newly expanded management team, Putnam Capital Appreciation Fund is able to achieve broader, more in-depth coverage of all sectors of the small-, mid-, and large-cap markets.

True North Communications was also a strong performer. This advertising and communications holding company owns several agencies, including a 50% stake in an interactive marketing firm that has contributed significantly to revenues. In addition, True North's realignment of its advertising agency operations is expected to save nearly $25 million a year in expenses.

* SECTORS OUTSIDE TECHNOLOGY MAKE CONTRIBUTIONS

The fund also took advantage of growth opportunities in telecommunications with holdings such as Motorola, Inc. On the communications side of its business, Motorola is keeping pace with the industry's astounding advances by expanding its software operations to add Internet access to its phones and other electronic devices. Cellular devices make up nearly 40% of Motorola's sales and other products include two-way radios, pagers, computers, and networking equipment. In addition, the company is working on third-generation cell phones that can send video transmissions. Motorola is also the third-largest maker of semiconductors -- a business segment that is expected to grow rapidly as demand explodes for semiconductor-powered wireless phones, cars, televisions, and other devices.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Electronics and electrical equipment

Merck & Co., Inc.
Pharmaceuticals

Tandy Corp.
Electronics and electrical equipment

Citigroup, Inc.
Insurance and finance

MediaOne Group Inc.
Broadcasting

Cisco Systems, Inc.
Business equipment and services

Microsoft Corp.
Computer services and software

Sun Microsystems, Inc.
Computer equipment

Intel Corp.
Electronics and electrical equipment

Bell Atlantic Corp.
Telecommunications


Footnote reads:
These holdings represent 25.6% of the fund's net assets as of 11/30/99. Portfolio holdings will vary over time.


In the financial services portion of the fund's portfolio, the stock of Citigroup helped boost returns during the period. Citigroup is the world's largest financial services company, formed by the merger of Citicorp and Travelers Group in 1998. Its businesses include insurance giant Travelers, banking leader Citibank, and the Wall Street firm Salomon Smith Barney. In addition to being the world leader in financial services, the company has initiated cost-cutting programs, is diversifying its product lines, and is focusing on building a strong Internet presence.

AT&T-Liberty Media is a fund holding that has reaped the rewards of the cable and technology revolution. Partially owned by AT&T Corp., this company is involved in some of the world's fastest-growing market segments. It provides programming services through all media formats, including electronic retailing and direct marketing, wireless communications services, and high-speed Internet services. Liberty holds equity positions in nearly 100 cable channels, including BET, Discovery Channel, E!, Encore, QVC, and USA Networks. Liberty also has numerous positions in overseas cable systems, many of which are in their infancy and are expected to experience incredibly rapid growth. The company has 95% ownership of Liberty Digital, which includes music and online properties.

* FOCUS ON BOTTOM-UP STOCK SELECTION CONTINUES

As we begin the second half of fiscal 2000, we will continue to rely on our bottom-up process of stock selection, in which we focus on the merits and potential of individual companies with less emphasis on broad economic trends. We anticipate modestly trimming the fund's richly valued technology holdings and re-deploying the proceeds into basic materials, energy, and chemicals. We remain optimistic about the recent strategic shifts we've made within the portfolio and will continue targeting the most attractive opportunities among small-, midsize-, and large-company stocks.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Capital Appreciation Fund is designed for investors seeking capital appreciation through investments in equities chosen for their growth potential.




TOTAL RETURN FOR PERIODS ENDED 11/30/99

                                Class A             Class B              Class M
(inception dates)               (8/5/93)           (11/2/94)            (11/22/96)
                              NAV      POP       NAV      CDSC        NAV        POP
---------------------------------------------------------------------------------------
6 months                      9.76%    3.44%     9.42%    4.42%       9.45%      5.60%
---------------------------------------------------------------------------------------
1 year                       13.03     6.52     12.34     7.34       12.44       8.48
---------------------------------------------------------------------------------------
5 years                     167.74   152.32    158.26   156.26      160.94     151.77
Annual average               21.77    20.33     20.90    20.71       21.15      20.28
---------------------------------------------------------------------------------------
Life of fund                238.39   218.94    223.38   223.38      227.42     216.09
Annual average               21.27    20.14     20.41    20.41       20.64      19.97
---------------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/99

                      Russell            Standard &
                      Midcap               Poor's          Consumer
                    Growth Index          500 Index      price index
------------------------------------------------------------------------
6 months               20.82%               7.36%            1.32%
------------------------------------------------------------------------
1 year                 42.32               20.90             2.68
------------------------------------------------------------------------
5 years               197.28              236.51            12.49
Annual average         24.35               27.47             2.38
------------------------------------------------------------------------
Life of fund          217.05               254.06           16.62
Annual average         19.99                22.10            2.46
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect a voluntary expense limitation previously in effect. Without the expense limitation, total returns would have been lower.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/99

                             Class A         Class B        Class M
-------------------------------------------------------------------------
Distributions (number)*         --              --             --
-------------------------------------------------------------------------
Share value:               NAV      POP         NAV        NAV      POP
-------------------------------------------------------------------------
5/31/99                  $21.93   $23.27      $21.66    $21.70   $22.49
-------------------------------------------------------------------------
11/30/99                  24.07    25.54       23.70     23.75    24.61
-------------------------------------------------------------------------

*The fund did not make any distributions during the period.




TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                                Class A           Class B           Class M
(inception dates)               (8/5/93)         (11/2/94)         (11/22/96)
                              NAV      POP      NAV     CDSC      NAV     POP
--------------------------------------------------------------------------------------
6 months                     15.41%    8.78%   15.05%   10.05%   15.15%   11.12%
--------------------------------------------------------------------------------------
1 year                       17.86    11.09    17.15    12.15    17.31    13.22
--------------------------------------------------------------------------------------
5 years                     190.92   174.27   180.58   178.58   183.47   173.56
Annual average               23.81    22.36    22.92    22.74    23.17    22.30
--------------------------------------------------------------------------------------
Life of fund                275.45   253.87   258.54   258.54   263.22   250.65
Annual average               22.96    21.83    22.08    22.08    22.33    21.66
--------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell Midcap Growth Index is composed of all medium and medium/small companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth rates. The Russell 1000 represents the universe of stocks from which the most active money managers typically select.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
November 30, 1999 (Unaudited)

COMMON STOCKS (97.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Automotive (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,100  SPX Corp. (NON)                                                                        $    2,987,450

Basic Industrial Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             62,900  Kaydon Corp.                                                                                1,721,888
             15,000  Illinois Tool Works, Inc.                                                                     971,250
            147,200  Timken Co. (The)                                                                            2,815,200
                                                                                                            --------------
                                                                                                                 5,508,338

Biotechnology (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             63,600  Genentech, Inc. (NON)                                                                       5,461,650

Broadcasting (8.0%)
--------------------------------------------------------------------------------------------------------------------------
            164,000  AMFM, Inc. (NON)                                                                           11,592,750
            856,000  AT&T Corp. -- Liberty Media Class A                                                        35,791,500
            120,900  Cablevision Systems Corp. Class A (NON)                                                     8,289,206
            358,000  CBS Corp. (NON)                                                                            18,616,000
             49,400  Clear Channel Communications, Inc. (NON)                                                    3,970,525
            365,700  Charter Communications, Inc. (NON)                                                          8,479,669
            118,700  Comcast Corp. Class A                                                                       5,363,756
            189,500  Cumulus Media Inc. Class A (NON)                                                            7,580,000
            178,800  Emmis Broadcasting Corp. Class A (NON)                                                     14,482,800
             31,800  Entercom Communications Corp. (NON)                                                         1,818,563
            274,100  Infinity Broadcasting Corp. Class A (NON)                                                   9,987,519
            209,300  Insight Communications Company, Inc. (NON)                                                  5,180,175
            746,635  MediaOne Group Inc. (NON)                                                                  59,170,824
                                                                                                            --------------
                                                                                                               190,323,287

Business Equipment and Services (3.7%)
--------------------------------------------------------------------------------------------------------------------------
            405,675  Cendant Corp. (NON)                                                                         6,718,992
            603,700  Cisco Systems, Inc. (NON)                                                                  53,842,494
            298,200  Korn/Ferry Intl. (NON)                                                                      6,746,775
             31,600  Modem Media . Poppe Tyson, Inc. (NON)                                                       1,664,925
             91,200  Pitney Bowes, Inc.                                                                          4,371,900
            142,700  Specialty Equipment Companies, Inc. (NON)                                                   3,157,238
            287,400  True North Communications Inc.                                                             11,442,113
                                                                                                            --------------
                                                                                                                87,944,437

Computer Equipment (2.4%)
--------------------------------------------------------------------------------------------------------------------------
             75,900  Apple Computer, Inc. (NON)                                                                  7,428,713
            382,600  Sun Microsystems, Inc.                                                                     50,598,850
                                                                                                            --------------
                                                                                                                58,027,563

Computer Services and Software (11.7%)
--------------------------------------------------------------------------------------------------------------------------
            215,000  4Front Software International, Inc. (NON)                                                   4,568,750
            106,700  Adobe Systems, Inc.                                                                         7,328,956
             40,300  AppNet, Inc. (NON)                                                                          2,004,925
             28,400  ARM Holdings Plc (United Kingdom) (NON)                                                     4,203,200
            111,100  BEA Systems, Inc. (NON)                                                                     9,026,875
             28,900  Business Objects S.A. (France) (NON)                                                        2,557,650
             43,700  Clarify, Inc. (NON)                                                                         4,072,977
             30,500  CMG Information Services, Inc. (NON)                                                        4,493,031
            349,100  Computer Associates International, Inc.                                                    22,691,500
            242,000  Computer Sciences Corp. (NON)                                                              15,790,500
             56,900  DoubleClick, Inc. (NON)                                                                     9,107,556
             31,500  Extreme Networks, Inc. (NON)                                                                2,090,813
            102,200  FactSet Research Systems, Inc.                                                              6,336,400
             47,500  Inktomi Corp. (NON)                                                                         6,130,469
            195,300  Intuit, Inc. (NON)                                                                          9,765,000
             14,600  Juniper Networks, Inc. (NON)                                                                4,046,025
            168,000  Legato Systems, Inc. (NON)                                                                 11,345,250
             49,000  Mercury Interactive Corp. (NON)                                                             4,073,125
            571,900  Microsoft Corp. (NON)                                                                      52,069,708
            506,900  Oracle Corp. (NON)                                                                         34,374,156
            114,000  Pinnacle Systems, Inc. (NON)                                                                3,762,000
             57,000  Portal Software, Inc. (NON)                                                                 6,672,563
             29,100  Proxicom, Inc. (NON)                                                                        2,007,900
            123,300  Rational Software Corp. (NON)                                                               6,303,713
            137,200  Remedy Corp. (NON)                                                                          4,784,850
             23,600  Siebel Systems, Inc. (NON)                                                                  1,654,950
             56,800  TIBCO Software, Inc. (NON)                                                                  5,509,600
            178,300  TSI International Software, Ltd. (NON)                                                      7,756,050
            115,600  Usinternetworking, Inc. (NON)                                                               6,336,325
             65,500  USWeb Corp. (NON)                                                                           2,714,156
             88,200  VERITAS Software Corp. (NON)                                                                8,075,813
             32,900  Yahoo! Inc. (NON)                                                                           6,999,475
                                                                                                            --------------
                                                                                                               278,654,261

Conglomerates (3.4%)
--------------------------------------------------------------------------------------------------------------------------
            325,300  Corning Inc.                                                                               30,476,544
            239,200  Minnesota Mining & Manufacturing Co.                                                       22,858,550
            668,200  Tyco International Ltd.                                                                    26,769,763
                                                                                                            --------------
                                                                                                                80,104,857

Consumer Non Durables (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            350,900  Kimberly-Clark Corp.                                                                       22,413,738
            303,100  Procter & Gamble Co.                                                                       32,734,800
                                                                                                            --------------
                                                                                                                55,148,538

Consumer Services (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            529,890  America Online, Inc. (NON)                                                                 38,516,379
             43,700  Coinstar, Inc. (NON)                                                                          456,119
            121,700  Valassis Communications, Inc. (NON)                                                         4,791,938
                                                                                                            --------------
                                                                                                                43,764,436

Electronics and Electrical Equipment (17.7%)
--------------------------------------------------------------------------------------------------------------------------
            122,400  Altera Corp. (NON)                                                                          6,594,300
             81,800  Analog Devices, Inc. (NON)                                                                  4,698,388
             31,100  Applied Micro Circuits Corp. (NON)                                                          2,585,188
            120,400  ATMI, Inc. (NON)                                                                            3,664,675
              8,400  Broadcom Corp. (NON)                                                                        1,504,125
            142,200  Cypress Semiconductor Corp. (NON)                                                           3,874,950
            103,000  Dallas Semiconductor Corp.                                                                  5,941,813
             62,600  DII Group Inc., (The) (NON)                                                                 3,951,625
            131,000  Emerson Electric Co.                                                                        7,467,000
             68,907  Flextronics International Ltd. (NON)                                                        5,714,974
            714,800  General Electric Co.                                                                       92,924,000
            563,000  Intel Corp.                                                                                43,175,063
            164,000  LSI Logic Corp. (NON)                                                                       9,911,750
            270,200  Methode Electronics, Inc.                                                                   7,295,400
             90,600  Microchip Technology, Inc. (NON)                                                            5,741,775
            309,000  Motorola, Inc.                                                                             35,303,250
             67,900  Nanometrics, Inc. (NON)                                                                     1,527,750
            125,500  Novellus Systems, Inc. (NON)                                                               10,306,688
             76,300  Oak Industries, Inc. (NON)                                                                  5,746,344
            131,400  Plexus Corp. (NON)                                                                          5,173,875
            180,000  QLogic Corp. (NON)                                                                         20,362,500
             24,700  SDL, Inc. (NON)                                                                             4,019,925
             74,400  Solectron Corp. (NON)                                                                       6,128,700
             50,000  STMicroelectronics N.V. ADR (France)                                                        6,243,750
            968,500  Tandy Corp.                                                                                74,211,313
            199,000  Teradyne, Inc. (NON)                                                                        8,668,938
            229,700  Texas Instruments, Inc.                                                                    22,065,556
            168,900  Vishay Intertechnology, Inc. (NON)                                                          4,887,544
            155,700  Xilinx, Inc. (NON)                                                                         13,935,150
                                                                                                            --------------
                                                                                                               423,626,309

Energy-Related (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            223,500  Baker Hughes, Inc.                                                                          5,643,375
             16,500  Calpine Corp. (NON)                                                                           973,500
             62,700  Nabors Industries, Inc. (NON)                                                               1,665,469
                                                                                                            --------------
                                                                                                                 8,282,344

Entertainment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            143,500  Viacom, Inc. Class B (NON)                                                                  7,139,125

Food and Beverages (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            219,100  Coca-Cola Co.                                                                              14,748,169
            554,800  U.S. Foodservice (NON)                                                                     10,055,750
            101,100  Wendy's International, Inc.                                                                 2,230,519
                                                                                                            --------------
                                                                                                                27,034,438

Health Care (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            290,000  Epitope, Inc. (NON)                                                                         1,323,125

Insurance and Finance (13.7%)
--------------------------------------------------------------------------------------------------------------------------
            138,700  American Express Co.                                                                       20,987,044
            138,750  American International Group, Inc.                                                         14,325,938
            172,000  Bank of America Corp.                                                                      10,062,000
            500,000  Beacon Capital Partners (NON)                                                               6,625,000
            387,000  Capital One Financial Corp.                                                                18,019,688
            290,600  Chase Manhattan Corp.                                                                      22,448,850
          1,314,650  Citigroup, Inc.                                                                            70,826,769
             62,100  Duff & Phelps Credit Rating Co.                                                             4,944,713
            470,700  Fannie Mae                                                                                 31,360,388
            300,500  Federal Home Loan Mortgage Corp.                                                           14,837,188
             64,400  Fifth Third Bancorp                                                                         4,508,000
             56,200  Finova Group, Inc.                                                                          2,089,938
            880,248  Firstar Corp.                                                                              22,886,448
            103,700  Hartford Life, Inc.                                                                         4,640,575
             63,400  Legg Mason, Inc.                                                                            2,230,888
             11,700  M & T Bank Corp.                                                                            5,499,000
            248,800  Merrill Lynch & Co., Inc.                                                                  20,059,500
             56,400  Morgan (J.P.) & Co., Inc.                                                                   7,416,600
            276,300  North Fork Bancorporation, Inc.                                                             5,560,538
            267,600  Peoples Heritage Financial Group, Inc.                                                      4,532,475
            262,800  Providian Financial Corp.                                                                  20,794,050
            105,500  Radian Group, Inc.                                                                          5,156,313
            151,400  UnionBanCal Corp.                                                                           6,671,063
                                                                                                            --------------
                                                                                                               326,482,966

Medical Supplies and Devices (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            281,700  Baxter International, Inc.                                                                 19,032,356
            150,000  Medtronic, Inc.                                                                             5,831,250
                                                                                                            --------------
                                                                                                                24,863,606

Oil and Gas (4.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,960,000  Abacan Resource Corp. (Canada) (NON)                                                          235,200
            267,600  Apache Corp.                                                                                9,583,425
            129,000  BP Amoco Plc ADR (United Kingdom)                                                           7,860,938
            523,300  Conoco, Inc.                                                                               13,769,331
            203,547  Conoco, Inc. Class B                                                                        5,330,387
             44,400  Devon Energy Corp.                                                                          1,565,100
            370,700  Enron Corp.                                                                                14,109,769
             98,900  Marine Drilling Co., Inc. (NON)                                                             1,668,938
             41,000  Precision Drilling Corp. (Canada) (NON)                                                       881,500
            292,000  Royal Dutch Petroleum Co. Plc ADR (Netherlands)                                            16,936,000
            380,700  Schlumberger Ltd.                                                                          22,865,794
             61,000  Williams Cos., Inc.                                                                         2,058,750
                                                                                                            --------------
                                                                                                                96,865,132

Packaging and Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            183,300  Smurfit-Stone Container Corp. (NON)                                                         3,517,069

Paper and Forest Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            166,000  Willamette Industries, Inc.                                                                 6,868,250

Pharmaceuticals (7.4%)
--------------------------------------------------------------------------------------------------------------------------
             75,100  Allergan, Inc.                                                                              7,387,963
            211,300  Bristol-Myers Squibb Co.                                                                   15,438,106
             54,000  Elan Corp. PLC ADR (Ireland) (NON)                                                          1,478,250
            320,900  Johnson & Johnson                                                                          33,293,375
            160,000  Lilly Eli & Co.                                                                            11,480,000
            959,000  Merck & Co., Inc.                                                                          75,281,500
            459,600  Schering-Plough Corp.                                                                      23,497,050
             84,625  Warner-Lambert Co.                                                                          7,589,805
             54,800  Watson Pharmaceuticals, Inc. (NON)                                                          2,037,875
                                                                                                            --------------
                                                                                                               177,483,924

Photography (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             62,200  Eastman Kodak Co.                                                                           3,848,625

Real Estate (--%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Engel General Developers Ltd. (NON)                                                           290,000

Recreation (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Mandalay Resort Group (NON)                                                                 5,828,125
             45,200  Royal Caribbean Cruises Ltd.                                                                2,231,750
                                                                                                            --------------
                                                                                                                 8,059,875

Retail (5.1%)
--------------------------------------------------------------------------------------------------------------------------
            316,300  American Eagle Outfitters, Inc.                                                            14,450,956
            261,700  Ann Taylor Stores Corp. (NON)                                                              11,302,169
            177,200  Circuit City Stores, Inc.                                                                   8,594,200
            194,200  Duane Reade, Inc. (NON)                                                                     4,296,675
             95,700  Home Depot, Inc. (The)                                                                      7,566,281
            430,000  Intimate Brands, Inc.                                                                      18,436,250
             88,900  Lowe's Cos., Inc.                                                                           4,428,331
            840,000  TJX Cos., Inc. (The)                                                                       21,997,500
            528,600  Wal-Mart Stores, Inc.                                                                      30,460,575
                                                                                                            --------------
                                                                                                               121,532,937

Telecommunications (11.7%)
--------------------------------------------------------------------------------------------------------------------------
            300,389  Adelphia Communications Corp. (NON)                                                        16,896,881
            100,000  American Telephone & Telegraph Co.                                                          5,587,500
            630,100  Bell Atlantic Corp.                                                                        39,893,206
             75,900  Carrier Access Corp. (NON)                                                                  4,449,638
            156,200  CIENA Corp. (NON)                                                                           6,863,038
            147,000  E-Tek Dynamics, Inc. (NON)                                                                 11,025,000
              2,200  Finisar Corp. (NON)                                                                           253,550
            160,200  General Instrument Corp. (NON)                                                             10,493,100
            132,900  GST Telecommunications, Inc. (Canada) (NON)                                                 1,137,956
             80,700  IPC Communications, Inc. (NON)                                                              4,811,738
            124,300  JDS Uniphase Corp. (NON)                                                                   28,433,625
            543,355  Lucent Technologies, Inc.                                                                  39,698,875
             92,300  NEXTEL Communications, Inc. Class A (NON)                                                   9,149,238
            177,300  Nokia Corp. ADR (Finland)                                                                  24,500,644
            498,500  Nortel Networks Corp. (Canada)                                                             36,889,000
              6,600  QUALCOMM, Inc. (NON)                                                                        2,391,263
            159,400  Sawtek Inc. (NON)                                                                           7,272,625
             80,500  Scientific-Atlanta, Inc.                                                                    4,694,156
            126,900  Sprint Corp. (FON Group) (NON)                                                              8,803,688
             53,500  Sprint Corp. (PCS Group) (NON)                                                              4,908,625
             13,500  Sycamore Networks, Inc. (NON)                                                               2,997,000
            159,100  Telesp Celular Participacoes S.A. ADR (Brazil) (NON)                                        4,564,181
            165,900  Telesp Participacoes S.A. ADR (Brazil)                                                      2,986,200
                                                                                                            --------------
                                                                                                               278,700,727

Transportation (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            255,000  MIF Ltd. (Norway)                                                                           4,747,366
            180,200  Sea Containers, Ltd. Class A                                                                5,597,443
                                                                                                            --------------
                                                                                                                10,344,809
                                                                                                            --------------
                     Total Common Stocks (cost $1,824,220,312)                                              $2,334,188,078

CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             33,420  Calpine Capital Trust 5.75% cv. pfd.                                                   $    2,038,620
            166,000  Cendant Corp. 1.3% cv. pfd.                                                                 3,755,750
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $8,721,558)                                   $    5,794,370

SHORT-TERM INVESTMENTS (1.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
$         2,000,000  U. S. Treasury Bill effective yield of 4.56%, December 16, 1999 (SEG)                  $    1,996,208
         40,000,000  Interest in $500,000,000 joint tri-party repurchase agreement dated November 30, 1999 with Merrill Lynch, Pierce,
                       Fenner & Smith, Inc. due December 1, 1999 with respect
                       to various U. S. Treasury obligations -- maturity value
                       of $40,006,288 for an effective yield of 5.66%                                           40,000,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $41,996,208)                                        $   41,996,208
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,874,938,078) (b)                                            $2,381,978,656
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,388,172,894.

  (b) The aggregate identified cost on a tax basis is $1,800,274,568, resulting in gross unrealized appreciation and depreciation of $543,305,392 and $41,601,304, respectively, or net unrealized depreciation of $501,704,088.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at
      November 30, 1999

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.


---------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1999
                                      Aggregate Face    Expiration    Unrealized
                         Total Value      Value            Date      Appreciation
---------------------------------------------------------------------------------
S & P 500 Index (long)   $7,305,375    $7,141,974         Dec-99       $163,401
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
November 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,874,938,078) (Note 1)                                        $2,381,978,656
-----------------------------------------------------------------------------------------------
Cash                                                                                  4,349,693
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               990,969
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  624,799
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       29,747,226
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,417,691,343

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                             99,225
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     16,239,285
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,141,259
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,090,591
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              296,721
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            36,563
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3,608
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,498,718
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  112,479
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    29,518,449
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,388,172,894

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,809,635,962
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          5,249,247
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                               66,083,433
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        507,204,252
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,388,172,894

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,114,268,360 divided by 46,289,522 shares)                                            $24.07
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $24.07)*                                  $25.54
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,195,783,811 divided by 50,457,212 shares)**                                          $23.70
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($78,120,723 divided by 3,288,628 shares)                                                $23.75
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $23.75)*                                  $24.61
-----------------------------------------------------------------------------------------------
  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                          $ 11,195,323
-----------------------------------------------------------------------------------------------
Interest                                                                              3,100,549
-----------------------------------------------------------------------------------------------
Total investment income                                                              14,295,872

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      6,498,313
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,734,568
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,036
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         11,474
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,441,863
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 5,628,237
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   311,639
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  17,862
-----------------------------------------------------------------------------------------------
Auditing                                                                                 31,575
-----------------------------------------------------------------------------------------------
Legal                                                                                     8,243
-----------------------------------------------------------------------------------------------
Postage                                                                                 170,221
-----------------------------------------------------------------------------------------------
Other                                                                                   253,053
-----------------------------------------------------------------------------------------------
Total expenses                                                                       16,113,084
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (312,851)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         15,800,233
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (1,504,361)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (including realized loss of $18,799,029
on sales of investments in affiliated issuers) (Notes 1, 3 and 5)                   110,340,943
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (1,568,548)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (1,220)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies during the period                                     538
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                                 115,202,644
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             223,974,357
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $222,469,996
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                    $    (1,504,361) $   13,877,187
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                               108,771,175     (46,008,008)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                    115,203,182     (69,190,584)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     222,469,996    (101,321,405)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --      (9,606,931)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (151,081)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (183,347)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --     (33,490,827)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (37,921,426)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (2,556,667)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                  (532,910,484)   (490,122,175)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                       (310,440,488)   (675,353,859)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               2,698,613,382   3,373,967,241
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $5,249,247 and $6,753,608, respectively)                               $2,388,172,894  $2,698,613,382
---------------------------------------------------------------------------------------------------------------
*Unaudited


The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                  ended
Per-share                        Nov. 30
operating performance          (Unaudited)                                       Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.93           $23.15           $18.76           $16.33           $12.24           $10.74
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .02(c)           .17(c)           .17(c)           .13(c)           .14              .06(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.12             (.75)            4.77             3.48             4.37             1.59
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.14             (.58)            4.94             3.61             4.51             1.65
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --             (.14)            (.09)            (.10)            (.13)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.50)            (.46)           (1.08)            (.29)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                   --               --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --             (.64)            (.55)           (1.18)            (.42)            (.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $24.07           $21.93           $23.15           $18.76           $16.33           $12.24
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              9.76*           (2.40)           26.67            22.91            37.57            15.61
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,114,268       $1,246,913       $1,530,290         $525,804         $173,321         $103,555
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .47*             .93             1.03             1.20             1.29             1.13(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .11*             .77              .77              .79             1.05             1.89(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             66.92*           92.49            31.08            38.35            76.68            15.32
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior periods exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of this limitation, expenses of the fund for the period ended May 31, 1996 reflect a reduction of less than $0.01 per share for both class A and class B.

(e) Distributions from net investment income amounted to less than $0.01 per share for class B.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended                                                                          For the period
Per-share                         Nov. 30                                                                           Nov. 2, 1994+
operating performance           (Unaudited)                               Year ended May 31                           to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.66           $22.86           $18.59           $16.24           $12.19           $11.08
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income               (.05)(c)          .03(c)            --(c)            --(c)           .04              .06(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.09             (.73)            4.73             3.45             4.35             1.20
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.04             (.70)            4.73             3.45             4.39             1.26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --(e)            --(e)          (.02)            (.05)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.50)            (.46)           (1.08)            (.29)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                   --               --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --             (.50)            (.46)           (1.10)            (.34)            (.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $23.70           $21.66           $22.86           $18.59           $16.24           $12.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              9.42*           (2.99)           25.72            21.95            36.62            11.55*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,195,784       $1,361,513       $1,723,054         $543,015         $153,905          $89,962
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .82*            1.55             1.78             1.95             2.05             1.12*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           (.24)*            .15              .02              .03              .30              .65*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             66.92*           92.49            31.08            38.35            76.68            15.32
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior periods exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of this limitation, expenses of the fund for the period ended May 31, 1996 reflect a reduction of less than $0.01 per share for both class A and class B.

(e) Distributions from net investment income amounted to less than $0.01 per share for class B.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                          Nov. 30                                                          Jan. 22, 1996+
operating performance                            (Unaudited)                       Year ended May 31                  to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $21.70           $22.91           $18.62           $16.29           $13.84
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                (.03)(c)          .06(c)           .06(c)           .04(c)           .02(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.08             (.73)            4.73             3.46             2.43
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.05             (.67)            4.79             3.50             2.45
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.04)            (.04)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.50)            (.46)           (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                    --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --             (.54)            (.50)           (1.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $23.75           $21.70           $22.91           $18.62           $16.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               9.45 *          (2.87)           26.04            22.28            17.70*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $78,121          $90,187         $120,624          $34,763           $2,025
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .72*            1.43             1.53             1.70              .66*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            (.14)*            .27              .28              .23              .16*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              66.92*           92.49            31.08            38.35            76.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior periods exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of this limitation, expenses of the fund for the period ended May 31, 1996 reflect a reduction of less than $0.01 per share for both class A and class B.

(e) Distributions from net investment income amounted to less than $0.01 per share for class B.



Notes to financial statements
November 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Capital Appreciation Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks that offer potential for capital appreciation. Current income is only an incidental consideration in selecting investments for the fund.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A but lower than class B shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principle exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1999, the fund had a capital loss carryover of approximately $36,305,000 available to offset future net capital gain, if any, which will expire on May 31, 2007.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1999, fund expenses were reduced by $312,851 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,011 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 0.95% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively. Prior to September 10, 1999 the annual rate was 0.85% of the average net assets attributable to class B shares.

For the six months ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $89,032 and $4,603 from the sale of class A and class M shares, respectively and $2,153,128 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $17,041 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended November 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,645,936,039 and $2,195,881,997, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                      3,023,142      $  68,063,117
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 3,023,142         68,063,117

Shares
repurchased                                    (13,584,693)      (306,289,270)
-----------------------------------------------------------------------------
Net decrease                                   (10,561,551)     $(238,226,153)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     17,214,139      $ 381,173,721
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of                                  1,917,532         40,920,114
-----------------------------------------------------------------------------
                                                19,131,671        422,093,835

Shares
repurchased                                    (28,393,131)      (622,371,499)
-----------------------------------------------------------------------------
Net decrease                                    (9,261,460)     $(200,277,664)
-----------------------------------------------------------------------------

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                      1,652,007      $  36,633,499
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,652,007         36,633,499

Shares
repurchased                                    (14,047,471)      (311,903,066)
-----------------------------------------------------------------------------
Net decrease                                   (12,395,464)     $(275,269,567)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                     14,733,005      $ 324,951,994
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,657,373         35,036,895
-----------------------------------------------------------------------------
                                                16,390,378        359,988,889

Shares
repurchased                                    (28,917,768)      (625,889,357)
-----------------------------------------------------------------------------
Net decrease                                   (12,527,390)     $(265,900,468)
-----------------------------------------------------------------------------

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                        243,724      $   5,439,086
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   243,724          5,439,086

Shares
repurchased                                     (1,111,576)       (24,853,850)
-----------------------------------------------------------------------------
Net decrease                                      (867,852)     $ (19,414,764)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,265,021      $  27,716,635
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      123,959          2,622,987
-----------------------------------------------------------------------------
                                                 1,388,980         30,339,622

Shares
repurchased                                     (2,498,516)       (54,283,665)
-----------------------------------------------------------------------------
Net decrease                                    (1,109,536)     $ (23,944,043)
-----------------------------------------------------------------------------


Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:


                               Purchase         Sales    Dividend      Market
Affiliates                         cost          cost      Income       Value
-----------------------------------------------------------------------------
Name of Affiliates
-----------------------------------------------------------------------------
Duckwall-Alco Stores, Inc.        $  --   $ 2,724,625   $      --     $   --
Engel General Developers, Ltd.       --       447,600          --         --
Epitope, Inc.                        --     5,750,813          --         --
Pentegra Dental Group, Inc.*         --     1,488,600          --         --
Preferred Employers Holdings         --     4,241,836          --         --
Scheid Vineyards Inc. Class A        --     3,281,375          --         --
Wilshire Real Estate Investment
  Trust, Inc.                        --    13,520,000          --         --
-----------------------------------------------------------------------------
  Totals                          $  --   $31,454,849   $      --     $   --

*Formerly Omega Orthodontics Inc.


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

  www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

  1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Gerald S. Zukowski
Vice President and Fund Manager

Michael K. Arends
Vice President and Fund Manager

Joseph P. Joseph
Vice President and Fund Manager

Thomas Haslett
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Capital Appreciation Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



SA002 57708 433/948/2BN 1/00